As Filed with the U.S. Securities and Exchange Commission on January 13, 2017
1933 Act File No. 002-82734
1940 Act File No. 811-03706

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A __________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 60 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 64 ☒
(Check appropriate box or boxes.)
__________________
American Century California Tax-Free and Municipal Funds
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 13th day of January 2017.

American Century California Tax-Free and Municipal Funds
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Trustee	January 13, 2017

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	January 13, 2017

* _________________________________ Tanya S. Beder	Trustee	January 13, 2017

* _________________________________ Jeremy I. Bulow	Trustee	January 13, 2017

* _________________________________ Anne Casscells	Trustee	January 13, 2017

* _________________________________ Ronald J. Gilson	Chairman of the Board and Trustee	January 13, 2017

* _________________________________ Frederick L.A. Grauer	Trustee	January 13, 2017

* _________________________________ Jonathan D. Levin	Trustee	January 13, 2017

* _________________________________ Peter F. Pervere	Trustee	January 13, 2017

* _________________________________ John B. Shoven	Trustee	January 13, 2017

*By:	/s/ Ashley L. Bergus
Ashley L. Bergus
Attorney in Fact
(pursuant to Power of Attorney
dated June 14, 2016)

Pursuant to Power of Attorney, dated June 14, 2016 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 71 to the Registration Statement of American Century Municipal Trust on July 15, 2016, File No. 2-91229, and incorporated herein by reference).
Secretary’s Certificate, dated June 14, 2016 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 71 to the Registration Statement of American Century Municipal Trust on July 15, 2016, File No. 2-91229, and incorporated herein by reference).

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document